Law Offices
Stradley Ronon Stevens & Young, LLP
100 Park Avenue, Suite 2000
New York, NY 10017
(212) 812-4124

September 30, 2020

VIA EDGAR
Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	AIM Variable Insurance Trust (Invesco Variable Insurance Trust) (CIK No.: 0000896435; File No.: 811-07452)
(the “Trust”)
Preliminary Proxy Materials

Ladies and Gentlemen:

Pursuant to the requirements of Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, and submitted electronically via the EDGAR system, please find enclosed a Schedule 14(a) Information cover page, preliminary Notice of Joint Special Meeting of Shareholders, proxy statement and forms of proxy card/voting instructions to be furnished to shareholders of the Trust in connection with a meeting of shareholders that is scheduled to be held on January 22, 2021.

Please direct questions or comments relating to this filing to me at (212) 812-4142.

Very truly yours,

/s/ Jacqueline Edwards
Jacqueline Edwards